Investment Strategy - AAM Ubiquitous ETF	Jun. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an exchange traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index. The Index was developed in 2023 by Pence Capital Management, LLC (the “Index Provider”).
Pence Ubiquitous Index
The Index is a rules-based index that measures the performance of U.S.-listed common equity securities, including American Depositary Receipts (“ADRs”) for foreign securities, listed on the New York Stock Exchange (“NYSE”) or Nasdaq, of companies operating within the U.S. e-commerce ecosystem. Eligibility and selection rules are designed to capture issuers that materially participate in the digital commerce value chain.
Securities eligible for inclusion in the Index must be classified in one of the following sub-industries of the Global Industry Classification Standard (“GICS”). The sub-industries eligible for inclusion in the Index are subject to change upon each quarterly reconstitution and rebalance of the Index:

•Air Freight & Logistics	•Other Specialty Retail
•Broadline Retail	•Passenger Ground Transportation
•Cable & Satellite	•Restaurants
•Consumer Finance	•Systems Software
•Consumer Staples Merchandise Retail	•Technology Hardware & Storage
•Interactive Media & Services	•Telecom Tower REITs
•Integrated Telecommunications Services	•Transaction & Payment Processing
•Internet Services & Infrastructure	•Wireless Telecommunication Services
Eligible companies are screened by the Index Provider based on company descriptions in their regulatory filings (e.g., financial statements, annual reports), investor presentations, analyst reports, and industry-specific publications. The Index identifies companies that participate materially in the digital commerce value chain based on the Index Provider’s analysis of a company’s business activities. These companies are assigned to one of six digital commerce segments: Devices, Connectivity, Platforms, Digital Advertising, Payment, and Delivery. To be eligible for inclusion in the Index, a company must satisfy certain segment-specific criteria, such as market capitalization, minimum thresholds for revenue, or, where applicable, operational metrics such as subscriber counts, gross merchandise value (“GMV”), network spending volume, or package volume. The remaining companies are Index constituents, and they are weighted within each segment based on the segment-specific criteria described in the table below.
The Index rebalances quarterly. At the time of each Index rebalance and reconstitution, Index constituents are added or deleted based on company data as of the close of business on the third Friday in January, April, July, and October, and the Index constituents are weighted within the following segment categories, with each category receiving the target weight identified below, based on closing prices as of ten business days prior to the reconstitution date. Segment category classifications used to determine constituent weights are reviewed at each quarterly rebalance and are subject to change at that time.

Segment	Target Weight	Basis of Weighting
Category 1 - Devices	24% weight	weighted by U.S. desktop, mobile, and tablet operating systems market share
Category 2 - Connectivity	14% weight	weighted by U.S. subscriber/tower market share across telecom (6%), cable & satellite (4%), and tower REITs (4%)
Category 3 - Platforms	24% weight	weighted by combined U.S. gross merchandise value across online marketplaces, e-commerce infrastructure software, and food/grocery delivery
Category 4 - Digital Advertising	18% weight	weighted by U.S. digital advertising revenue
Category 5 - Payment	12% weight	weighted by total U.S. card network spending volume
Category 6 - Delivery	8% weight	weighted by total annual U.S. package volume
The Index is comprised primarily of large-cap companies. As of August 28, 2026, there were 23 companies in the Index, with market capitalizations ranging from $25.13 billion to $4.665 trillion.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index will be significantly invested in the communication services, consumer discretionary, and information technology sectors.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index will be significantly invested in the communication services, consumer discretionary, and information technology sectors.